Interest rate risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	₩ 1,315,134	₩ 1,172,624
Long-term borrowings	3,389,743	3,258,015
Total	67,876,541	61,034,627
Floating interest rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Short-term borrowings	0	24,235
Long-term borrowings	2,273,579	2,358,860
Debt securities	243,102	0
Total	₩ 2,516,681	₩ 2,383,095